Share-Based Compensation - Schedule of Total Share Base Payments Expenses for Services Suppliers (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Service suppliers:
Total share compensation for service suppliers:	¥ 16,423,683	$ 2,348,555
Selling and marketing expenses [Member]
Service suppliers:
Total share compensation for service suppliers:	8,026,612	1,147,790
General and administrative expenses [Member]
Service suppliers:
Total share compensation for service suppliers:	¥ 8,397,071	$ 1,200,765